Related Party and Party-in-interest Transactions	12 Months Ended
Dec. 31, 2025
EBP 001
EBP, Related Party and Party-in-Interest Transactions [Line Items]
Related Party and Party-in-interest Transactions

NOTE 6 – RELATED PARTY AND PARTY-IN-INTEREST TRANSACTIONS

The Fund includes 231,507 shares of common stock issued by the Company. During the years ended December 31, 2025 and 2024, the Plan made purchases of $3,300,130 and $4,073,612, sales of $3,753,321 and $5,727,182, and dividends of $389,369 and $370,668, respectively, of McGrath RentCorp common stock on behalf of KSOP participants.

The KSOP also has notes receivable from participants, which qualify as party-in-interest transactions.

Officers or employees of the Company perform certain administrative functions for the KSOP. No officer or employee receives compensation from the Plan.